Income Tax (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax [Abstract]
Schedule of Reconciliation of the Expected Income Tax Recovery to the Actual Income Tax Recovery	A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:
	June 30,	June 30,
	2023	2022
Net loss before income taxes	$(3,673,984)	$(4,187,312)

Income tax expenses attributable to net income at Singapore statutory rate of 17% (*)	(624,577)	(711,843)
Effect of different tax rates in other jurisdictions	(54,696)	(53,909)
Non-deductible expenses	89,088	193,573
Singapore tax exemption or non-taxable income	(7,981)	14,886
Unrecognized deferred tax asset	598,166	557,293
Total tax provision	$-	$-
(*)	The Company has reconciled to the Singapore corporate income tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.

Schedule of Components of the Deferred Tax Assets	The components of the deferred tax assets are as follows:
	June 30,	December 31,
	2023	2022
Tax loss carry forwards	$2,648,209	$4,348,685
Deferred tax assets	1,453,207	1,408,101
Valuation allowance	(1,453,207)	(1,408,101)
Total deferred tax assets, net	$-	$-